Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN ETF TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Liberty Short Duration U.S. Government ETF Pro-08 | Franklin Liberty Short Duration U.S. Government ETF
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income as is consistent with prudent investing, while seeking preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134.97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.97%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three (3) years or less. The Fund generally invests 50-70% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs), but the Fund also invests in direct obligations of the U.S. government (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures.

In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors. For purposes of calculating the Fund's portfolio duration, the Fund includes the effect of the interest rate/bond futures contracts held by the Fund.

Mortgage securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments as well as any unscheduled principal prepayments on the underlying mortgage loans. The mortgage securities purchased by the Fund include, but are not limited to, bonds and notes issued or guaranteed by the Government National Mortgage Association (Ginnie Mae) and U.S. government-sponsored entities, such as the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac).

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. The Fund may invest in obligations of other U.S. government-sponsored entities, which may be supported only by the credit of the issuing agency or instrumentality, such as securities issued by members of the Farm Credit System.

The Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells (or buys) mortgage securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities on a future date. The Fund may also purchase or sell mortgage securities on a delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. The Fund will invest only in covered mortgage dollar rolls or TBA transactions, meaning that the Fund designates liquid securities in its portfolio equal in value to the securities it will repurchase.

The Fund invests in investment grade securities and investments or in unrated securities and investments that the Fund’s investment manager determines are of comparable quality. The Fund may invest in U.S. inflation-indexed securities issued by the U.S. government.

To pursue its investment goal, the Fund may invest in certain interest rate-related derivative transactions, principally U.S. Treasury and fixed income index futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund's portfolio.

The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. ETF shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal. Unlike many ETFs, the Fund is not an index-based ETF.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Mortgage Securities

Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Mortgage securities purchased on a delayed delivery or forward commitment basis through the to-be-announced market (TBA) are subject to the risk that the actual securities received by the Fund may be less favorable than anticipated, or that a counterparty will fail to deliver the security. Entering into a when-issued, delayed delivery or TBA transaction may be viewed as a form of leverage and will result in associated risks for the Fund. Sales of debt securities on a when-issued or delayed delivery basis are also subject to the risk that the Fund is unable to purchase securities for delivery at the settlement date with the characteristics agreed upon at the time of the transaction, which may subject the Fund to market losses or other penalties.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Variable Rate Securities

Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Inflation-Indexed Securities

Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Extension

Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future repurchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the portfolio turnover rate for the Fund.

Portfolio Turnover

The investment manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund's turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities, including entering into mortgage dollar rolls. High turnover will increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

U.S. government guarantees of timely repayment of principal and interest on government securities do not apply to the market prices and yields of the securities or to the NAV, trading price or performance of the Fund. Irrespective of such U.S. government guarantees, the market prices and yields of the securities and, consequently, the NAV, trading price and performance of the Fund, will vary with changes in interest rates and other market conditions. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Market Trading

The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Authorized Participant Concentration

Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions

Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at libertyshares.com or by calling (800) DIAL BEN/342-5236.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2'16	42.04%
Worst Quarter:	Q4'15	-11.60%
As of June 30, 2017, the Fund's year-to-date return was 0.40%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect net asset value) For the periods ended December 31, 2016
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Franklin Liberty Short Duration U.S. Government ETF Pro-08 | Franklin Liberty Short Duration U.S. Government ETF | Liberty Short Duration U.S. Government ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.39%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.25%	[1]
1 year	rr_ExpenseExampleYear01	$ 26
3 years	rr_ExpenseExampleYear03	111
5 years	rr_ExpenseExampleYear05	205
10 years	rr_ExpenseExampleYear10	$ 479
2014	rr_AnnualReturn2014	0.59%
2015	rr_AnnualReturn2015	0.35%
2016	rr_AnnualReturn2016	1.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2017, the Fund's year-to-date return was 0.40%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2013
Franklin Liberty Short Duration U.S. Government ETF Pro-08 | Franklin Liberty Short Duration U.S. Government ETF | Return Before Taxes | Liberty Short Duration U.S. Government ETF
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin Liberty Short Duration U.S. Government ETF
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Franklin Liberty Short Duration U.S. Government ETF Pro-08 | Franklin Liberty Short Duration U.S. Government ETF | After Taxes on Distributions | Liberty Short Duration U.S. Government ETF
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin Liberty Short Duration U.S. Government ETF
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2013
Franklin Liberty Short Duration U.S. Government ETF Pro-08 | Franklin Liberty Short Duration U.S. Government ETF | After Taxes on Distributions and Sales | Liberty Short Duration U.S. Government ETF
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Franklin Liberty Short Duration U.S. Government ETF
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.56%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2013
Franklin Liberty Short Duration U.S. Government ETF Pro-08 | Franklin Liberty Short Duration U.S. Government ETF | Bloomberg Barclays U.S. Government Index: 1-3 Year Component (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%

[1]	The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.25% until September 30, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.